Statement of Changes in Shares Subject to Possible Redemption and Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of shares issued | shares	2,012,500
Purchase price per unit | $ / shares	$ 10.25
Initial Public Offering
Number of units sold | shares	8,050,000
Purchase price per unit | $ / shares	$ 10
Over-allotment option
Purchase price per unit | $ / shares	$ 11.50
Issuance of underwriter units | shares	40,250
Private Placement | Units
Number of units sold | shares	55,000
Purchase price per unit | $ / shares	$ 10
$15 strike warrants | Private Placement | Warrants
Sale of Private Placement Warrants (in shares) | shares	1,000,000
Exercise price of warrants | $ / shares	$ 15
$11.50 strike warrants | Private Placement | Warrants
Sale of Private Placement Warrants (in shares) | shares	3,950,000
Exercise price of warrants | $ / shares	$ 11.50